Note 25 - Share Capital	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of share capital, reserves and other equity interest [text block]
25	Share capital

Authorised

Unlimited number of ordinary shares of no par value.

Unlimited number of preference shares of no par value.

Issued ordinary shares

	Number of fully paid shares	Amount
January 1, 2023	12,833,126	83,471
Shares issued:
- share-based payment - employees (note 12.1.1)	24,389	351
- equity raise	1,207,514	15,569
- Bilboes Gold Limited acquisition	5,123,044	65,677
December 31, 2023	19,188,073	165,068
Shares issued:
- share-based payment - employees (note 12.1.1)	6,787	83
- share-based payment - employees (note 12.2.2)	14,694	220
- options exercised (note 12.2.3)	5,000	37
December 31, 2024	19,214,554	165,408